Fair Value Measurements (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2022 USD ($)
Fair value measurements
Transfer from Level 1 to 2 of financial assets	$ 0
Transfer from Level 2 to 1 of financial assets	0
Transfer from Level 1 to 2 of financial liabilities	0
Transfer from Level 2 to 1 of financial liabilities	0
Transfers Into Level 3 of financial assets	0
Transfers Out of Level 3 of financial assets	0
Transfers Into Level 3 of financial liabilities	0
Transfers Out of Level 3 of financial liabilities	$ 0
Number of investments with no quoted market price in an active market | EquityInstruments	2
Recurring Basis
Fair value measurements
Financial assets, at fair value	$ 285,000,000.0	$ 236,500,000
Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	241,800,000	220,800,000
Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	13,800,000	11,900,000
Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	29,400,000	3,800,000
Receivables from provisional concentrate sales | Recurring Basis
Fair value measurements
Financial assets, at fair value	5,700,000	9,300,000
Receivables from provisional concentrate sales | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	5,700,000	9,300,000
Equity investments | Recurring Basis
Fair value measurements
Financial assets, at fair value	246,400,000	224,600,000
Equity investments | Recurring Basis | Level 1
Fair value measurements
Financial assets, at fair value	241,800,000	220,800,000
Equity investments | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	4,600,000	3,800,000
Loans Receivables | Recurring Basis
Fair value measurements
Financial assets, at fair value	24,800,000
Loans Receivables | Recurring Basis | Level 3
Fair value measurements
Financial assets, at fair value	24,800,000
Warrants | Recurring Basis
Fair value measurements
Financial assets, at fair value	8,100,000	2,600,000
Warrants | Recurring Basis | Level 2
Fair value measurements
Financial assets, at fair value	$ 8,100,000	$ 2,600,000